Amounts receivable and prepayments (Tables)	12 Months Ended
Dec. 31, 2023
Amounts receivable and prepayments
Schedule of amounts receivable and prepayments

As at December 31	2023	2022
Royalties receivable	$11,655	$7,510
Other receivable[1]	7,142	551
Prepaid expenses	1,190	1,306
Sales tax recoverable	228	236
Total amounts receivable and prepaid expenses	$20,215	$9,603
1.	Includes a short-term promissory note to Elevation Gold Mining Corp. (“Elevation”) which is due on February 29, 2024.